Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Corporate income tax and municipal business tax rate	29.20%	29.20%	29.20%
Net operating loss carryforwards	$ 40,422	$ 33,537
Indefinitely reinvested earnings	63,000
Estimated taxes if indefinitely reinvested earnings were distributed	3,200
Unrecognized tax benefits	24,914	23,248	$ 736
Unrecognized tax benefit that would affect consolidated effective tax rate if realized	24,900
Recognized interest and penalties	1,200	1,000	$ 200
Other long-term liabilities
Income Taxes [Line Items]
Unrecognized tax benefits	24,900
Penalties and interest accrued	2,500	1,200
Various worldwide tax jurisdictions
Income Taxes [Line Items]
Net operating loss carryforwards	$ 40,400	$ 33,500